Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 12, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not grant equity awards when in possession of material, non-public information. Further, we do not schedule the grant of any equity awards in anticipation of the disclosure of material, non-public information and we do not schedule the disclosure of material, non-public information based on the timing of granting equity awards. We have not adopted a formal policy that dictates the timing of equity award grants. We generally grant broad-based equity awards at approximately the same time each year, following our release of full-year financial results. We typically grant awards at the February Committee meeting each year for the NEOs after we announce our financial results for the prior fiscal year and the Committee has had the opportunity to consider our expectations and projections for the year of grant. Because the Committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental.

In addition, we may choose to grant equity awards outside of the annual broad-based awards (e.g., as part of a new hire package or as a retention or promotional incentive). Stock options may be granted only with an exercise price at or above the closing market price of our common stock on the date of grant.

The following table presents information regarding stock options issued to our NEOs in 2025 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing material, non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/share)	Grant Date Fair Value of the Award ($)

Percentage change in
the closing market
price of the securities
underlying the award
between the trading
day ending immediately
prior to the disclosure
of material non-public
information and the
trading day beginning
immediately following
the disclosure of
material non-public
information(1)

Christopher Kempczinski	2/12/2025	119,959	307.60	8,000,066	(1.7)%

Ian Borden	2/12/2025	41,236	307.60	2,750,029	(1.7)%

Gillian McDonald	2/12/2025	28,116	307.60	1,875,056	(1.7)%

Joseph Erlinger	2/12/2025	29,990	307.60	2,000,033	(1.7)%

Manuel JM Steijaert	2/12/2025	20,618	307.60	1,375,014	(1.7)%

(1)
On February 14, 2025, the Company filed a Form 8-K disclosing payout structure of the 2025 STIP. This percentage is calculated using the closing price of a share of the Company’s common stock on February 13, 2025 and February 18, 2025 of $310.02 and $304.83, respectively.

Award Timing Method	Further, we do not schedule the grant of any equity awards in anticipation of the disclosure of material, non-public information and we do not schedule the disclosure of material, non-public information based on the timing of granting equity awards. We have not adopted a formal policy that dictates the timing of equity award grants. We generally grant broad-based equity awards at approximately the same time each year, following our release of full-year financial results. We typically grant awards at the February Committee meeting each year for the NEOs after we announce our financial results for the prior fiscal year and the Committee has had the opportunity to consider our expectations and projections for the year of grant. Because the Committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

The following table presents information regarding stock options issued to our NEOs in 2025 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing material, non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/share)	Grant Date Fair Value of the Award ($)

Percentage change in
the closing market
price of the securities
underlying the award
between the trading
day ending immediately
prior to the disclosure
of material non-public
information and the
trading day beginning
immediately following
the disclosure of
material non-public
information(1)

Christopher Kempczinski	2/12/2025	119,959	307.60	8,000,066	(1.7)%

Ian Borden	2/12/2025	41,236	307.60	2,750,029	(1.7)%

Gillian McDonald	2/12/2025	28,116	307.60	1,875,056	(1.7)%

Joseph Erlinger	2/12/2025	29,990	307.60	2,000,033	(1.7)%

Manuel JM Steijaert	2/12/2025	20,618	307.60	1,375,014	(1.7)%

Christopher Kempczinski [Member]
Awards Close in Time to MNPI Disclosures
Name		Christopher Kempczinski
Underlying Securities | shares		119,959
Exercise Price | $ / shares		$ 307.6
Fair Value as of Grant Date | $		$ 8,000,066
Underlying Security Market Price Change | Rate		(1.70%)
Ian Borden [Member]
Awards Close in Time to MNPI Disclosures
Name		Ian Borden
Underlying Securities | shares		41,236
Exercise Price | $ / shares		$ 307.6
Fair Value as of Grant Date | $		$ 2,750,029
Underlying Security Market Price Change | Rate		(1.70%)
Gillian McDonald [Member]
Awards Close in Time to MNPI Disclosures
Name		Gillian McDonald
Underlying Securities | shares		28,116
Exercise Price | $ / shares		$ 307.6
Fair Value as of Grant Date | $		$ 1,875,056
Underlying Security Market Price Change | Rate		(1.70%)
Joseph Erlinger [Member]
Awards Close in Time to MNPI Disclosures
Name		Joseph Erlinger
Underlying Securities | shares		29,990
Exercise Price | $ / shares		$ 307.6
Fair Value as of Grant Date | $		$ 2,000,033
Underlying Security Market Price Change | Rate		(1.70%)
Manuel JM Steijaert [Member]
Awards Close in Time to MNPI Disclosures
Name		Manuel JM Steijaert
Underlying Securities | shares		20,618
Exercise Price | $ / shares		$ 307.6
Fair Value as of Grant Date | $		$ 1,375,014
Underlying Security Market Price Change | Rate		(1.70%)